Condensed Parent Company Information - Schedule of Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2026 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2026 USD ($)	Feb. 28, 2024 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 30,029	$ 4,378	¥ 20,005	¥ 16,556
Purchases of short-term investments under fair value	(553,494)	(80,709)	(34,337)	(103,145)
Purchases of long-term investments under fair value	(140,244)	(20,450)	(85,645)	(93,280)
Proceeds from maturity of investments	602,358	87,834	206,955	351,827
Net cash provided by (used in) investing activities	(108,081)	(15,761)	2,525	71,481
Proceeds from related parties loans				1,587
Repayment to related parties loans			(203)	(160)
Repurchase of ordinary shares				(159)
Net proceeds from option exercised	78	11	4,831
Dividends payment			(34,887)
Net cash provided by financing activities	9,062	1,321	12,367	41,268
Effect of exchange rate changes	(3,761)	(546)	2,152	(4,117)
Net (decrease) increase in cash, and cash equivalents and restricted cash	(72,751)	(10,608)	37,049	125,188
Cash and cash equivalents, and restricted cash at beginning of the year	339,295	49,475	302,246	177,058
Cash and, cash equivalents and restricted cash at end of the year	266,544	38,867	339,295	302,246
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	136,181		210,771	180,198	$ 19,858
Restricted cash, non-current	130,363		128,028	122,048	19,009
Total cash and cash equivalents and restricted cash	266,544		339,295	302,246	38,867
Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders			1,711
Four Seasons Education (Cayman) Inc.
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	9,058	1,321	8,955	931
Purchases of short-term investments under fair value	(71,494)	(10,425)	(34,337)	(103,145)
Purchases of long-term investments under fair value	(140,244)	(20,450)	(85,645)	(93,280)
Proceeds from maturity of investments	125,275	18,267	174,123	327,495
Investments in consolidated subsidiaries	(3,484)	(508)
Net cash provided by (used in) investing activities	(89,947)	(13,116)	54,141	131,070
Proceeds from related parties loans				1,287
Repayment to related parties loans				1
Repurchase of ordinary shares			0	(159)
Net proceeds from option exercised	78	11	4,831
Dividends payment			(34,887)
Net cash provided by financing activities	78	11	(30,056)	1,129
Effect of exchange rate changes	(3,661)	(534)	2,152	(4,117)
Net (decrease) increase in cash, and cash equivalents and restricted cash	(84,472)	(12,318)	35,192	129,013
Cash and cash equivalents, and restricted cash at beginning of the year	230,192	33,566	195,000	65,987
Cash and, cash equivalents and restricted cash at end of the year	145,720	$ 21,248	230,192	195,000
Reconciliation in amounts on consolidated balance sheets:
Cash and cash equivalents	15,357		102,743	73,528	2,239
Restricted cash, non-current	130,363		127,449	121,472	19,009
Total cash and cash equivalents and restricted cash	¥ 145,720		230,192	¥ 195,000	$ 21,248	¥ 195,000
Supplemental disclosure of cash flow information:
Dividends payable offset against receivables from shareholders			¥ 1,711